OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME	12. OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME
(in thousands of $)	2011	2010
Other receivables	360	361
Prepaid expenses	1,590	966
Accrued interest income	342	285
	2,292	1,612